SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Translations of amounts from RMB into US$	6.9370	6.4936
Average translation of amounts from RMB into US$	6.6401	6.2284	6.1428
Minimum
Payment term to corporate and institutional clients	45 days
Maximum
Payment term to corporate and institutional clients	60 days
Parent company
Certificated Exchange Rate for Convenience of Readers	6.9430